UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
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Phone:   (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             2/14/08
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:    13
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Form 13F Information Table Value Total:   $ 741,281  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                               December 31, 2007


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    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S A      SPONS ADR PFD B  38496204       3,837       51,610   SH           SOLE               51,610
Caterpillar Inc Del           Com          149123101      9,647      132,955   SH           SOLE              132,955
Chesapeake Energy Corp        Com          165167107      8,753      223,290   SH           SOLE              223,290
CKX Inc                       Com          12562M106    144,380   14,012,213   SH           SOLE           14,012,213
Comcast Corp New              CL A         20030N101     13,130      719,035   SH           SOLE              719,035
Deere & Co                    Com          244199105      5,576       59,885   SH           SOLE               59,885
Forest Oil Corp           Com Par $0.01    346091705        606       11,925   SH           SOLE               11,925
Newfield Expl Co              Com          651290108      8,373      158,885   SH           SOLE              158,885
Rentrak Corp                  Com          760174102      5,340      369,300   SH           SOLE              369,300
Spirit Aerosystems Hldgs Inc  Com CL A     848574109        662       19,182   SH           SOLE               19,182
Time Warner Cable Inc         CL A         88732J108    277,585   10,057,419   SH           SOLE           10,057,419
Valero Energy Corp New        Com          91913Y100     45,013      642,771   SH           SOLE              642,771
Virgin Media Inc              Com          92769L101    218,379   12,740,881   SH           SOLE           12,740,881




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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.